Remuneration System for the Management Board and Employees of the Group - 2020 Performance Share Unit Program - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Jun. 01, 2020 shares	Apr. 01, 2020 shares	Apr. 30, 2020	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense | €				€ 8,955,000	€ 6,654,000	€ 5,585,000
2020 performance share unit program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date				April 21, 2020
Description of vesting requirements for share-based payment arrangement				vesting period/performance period is four years. If the predefined performance criteria for the respective period are fully met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units vested per year is calculated on the basis of the performance criteria of the absolute and relative development of the MorphoSys share price compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year.
Share based compensation vesting period				4 years
Percentage of perfomance shares vested				25.00%	25.00%	25.00%
Number of shares granted	8,361	27,795
Share based payment expense | €				€ 1,166,194
2020 performance share unit program [member] | Non adjusting event [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of perfomance shares vested				25.00%
2020 performance share unit program [member] | Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		9,363
2020 performance share unit program [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		2,688
2020 performance share unit program [member] | Employees not in senior management group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		15,744
Top of range [member] | 2020 performance share unit program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage			200.00%